Accrued Expenses and Other Liabilities, including Provisions	12 Months Ended
Jun. 30, 2018
Accrued Expenses And Other Liabilities Including Provisions [Abstract]
Disclosure of accrued expenses and other liabilities [Text Block]
23.
Accrued Expenses and Other Liabilities, including Provisions

	As of June 30,
	2018	2017
	(US$’000)	(US$’000)
Loyalty reward programme	797	966
Deposits received in advance	5,070	4,350
Provisions (note i)	4,354	3,180
Earn-out liability (note ii)	478	4,229
Accrued royalty fees	3,708	3,479
Accrued rebates	5,781	5,226
Accrued lease obligations	2,072	2,157
Employee entitlements (note iii)	21,227	17,048
Accrued product claims (note iv)	2,927	81
Accruals for goods received not invoiced	27,753	36,216
Other liabilities	26,872	30,094
	101,039	107,026

Payable within 12 months	99,603	103,428
Payable beyond 12 months	1,436	3,598
	101,039	107,026

Note:

(i) Provisions

The movement of provision during the year is as below:

	Warranties	Restructuring	Onerous Contracts	Other	Total
	(US$’000)	(US$’000)	(US$’000)	(US$’000)	(US$’000)
At July 1, 2017	495	11	342	2,332	3,180
Provisions made during the year	679	-	59	1,862	2,600

Provisions used during the year	(595)	-	(332)	(304)	(1,231)
Foreign exchange	(40)	-	(13)	(74)	(127)
Provisions reversed during the year	(57)	(11)	-	-	(68)
At June 30, 2018	482	-	56	3,816	4,354

On December 23, 2015, the Company received a subpoena from the United States Securities and Exchange Commission in connection with a non-public investigation. The SEC's subpoena is focused on: (i) the accuracy of (a) disclosures related to the nine parcels of land totaling approximately 13,500 acres retained by the Company following the divestiture of Taiyuan Primalights III Agriculture Development Co., Ltd. (“P3A”), one of its consolidated structured entities until it was disposed of in July 2010, and (b) the accounting for the approximately $57.0 million of impairment provision that the Company took for such land parcels in July 2013, and (ii) claims of share price manipulation by certain of the Company’s executive officers in connection with efforts to maintain the Company’s NYSE listing status. The Company has been fully cooperating with the SEC and are nearing a potential settlement of these claims. For the year ended June 30, 2018, the Company has recognized a provision for this matter based on management’s best estimate of the expected settlement including estimated incremental legal costs. However any final settlement may be in excess of this provision, which could in turn have a material impact on the Company’s financial position and results of operations. In addition, if any settlement exceeds a specified amount set out in certain of the banking facilities, such banking facilities would be subject to an event of review by the respective banks which could result in modified terms or the cancellation of facilities. Furthermore, the outcome of the investigation could adversely impact the ability of one or more of the current executive officers or directors to serve in their current positions. Finally, it is not possible to assure that the investigation will be settled at all or will not be determined adversely to the Company. If the investigation is determined adversely to the Company, there may be a material adverse effect on its business and results of operations and its investment in PGW.

(ii) Earn-out liability

Agrocentro Uruguay earn-out liability

The amount of the initial investment recorded for this equity accounted investee company in 2016 included an estimated fair value of the contingent consideration, which was also recognized as an accrual liability. This liability has been re-assessed at June
30
2018 resulting in a reduction in the liability held. The reduction, of $3.7 million
 (2017: $1.7 million),
has been recognized in profit and loss for the year in
 equity in earnings/(losses) of investees.

(iii)
Employee entitlements

During the year PGW was subject to an external inspection in respect of its historic compliance with the New Zealand Holidays Act 2003 for all period subsequent to April 1, 2011. The Group has engaged the services of an external advisor and a law firm to assist in determining the level of provision. Work on determining the final liability is not yet complete and considerable judgement is involved as the Act is subject to ongoing interpretation. A provision of $
5.5
million has been recorded in the year ended June 30, 2018 on the basis that it represents a change in accounting estimate. The provision is included within Employee entitlements above and represents Management’s best estimate of the remediation costs.

(iv) Product claims

The Company from time to time receives warranty claims from customers and the Company will record a provision for the costs of rectification at management’s best estimate. At June 30, 2018, the Company is in the process of accumulating and assessing a number of claims in relation to a particular product. The Company is insured against such matters, and has recorded the associated insurance excess and will record a provision for further claim costs and a receivable for related insurance recoveries only when such amounts can be reliably estimated.

Subsequent to June 30, 2018, the Company received quantification of a product claim amounting to $4.6m in relation to product sold in 2015. The Company is still assessing the merits and quantification of the claim and the extent to which the claim will be covered by supplier indemnities and the Company’s own insurance policies. As the quantum of any claim settlement cannot be reliably estimated, no provision has been recognized at June 30, 2018